Leases, Right-of-use assets (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 MXN ($) properties		Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Right-of-use assets [Abstract]
Balance, beginning of period		$ 337,232
Balance, end of period		268,938		$ 337,232
Loss from sale of property, vessels and equipment		(57,804)		(132,956)	$ 153
Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		207,386
Balance, end of period		188,478		207,386
Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		454
Balance, end of period		2,904		454
Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		37,938
Balance, end of period		70,639		37,938
Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		12,451
Balance, end of period		6,917		12,451
Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		79,003
Balance, end of period		$ 0		79,003
Number of write-off properties | properties		5
Lease credit		$ 22,000
Loss from sale of property, vessels and equipment		57,804
Gross carrying amount [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		543,519		473,703
Additions		119,065		69,816
Disposals		309,952		0
Balance, end of period		352,632		543,519	473,703
Gross carrying amount [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		346,095		287,641
Additions		57,524		58,454
Disposals		157,878	[1]	0
Balance, end of period		245,741		346,095	287,641
Gross carrying amount [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		11,722		11,722
Additions		4,977		0
Disposals		11,722		0
Balance, end of period		4,977		11,722	11,722
Gross carrying amount [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		71,397		60,035
Additions		56,564		11,362
Disposals		48,182		0
Balance, end of period		79,779		71,397	60,035
Gross carrying amount [Member] | Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		22,135		22,135
Additions		0		0
Disposals		0		0
Balance, end of period		22,135		22,135	22,135
Gross carrying amount [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		92,170		92,170
Additions		0		0
Disposals	[2]	92,170		0
Balance, end of period		0		92,170	92,170
Depreciation [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(206,287)		(119,471)
Disposals		196,425		0
Depreciation		73,832		86,816
Balance, end of period		(83,694)		(206,287)	(119,471)
Depreciation [Member] | Warehouse [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(138,709)		(83,036)
Disposals		129,255	[1]	0
Depreciation		47,809		55,673
Balance, end of period		(57,263)		(138,709)	(83,036)
Depreciation [Member] | Cranes [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(11,268)		(7,157)
Disposals		11,399		0
Depreciation		2,204		4,111
Balance, end of period		(2,073)		(11,268)	(7,157)
Depreciation [Member] | Courtyards [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(33,459)		(22,495)
Disposals		34,701		0
Depreciation		10,382		10,964
Balance, end of period		(9,140)		(33,459)	(22,495)
Depreciation [Member] | Major Vessel Maintenance [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(9,684)		(4,150)
Disposals		0		0
Depreciation		5,534		5,534
Balance, end of period		(15,218)		(9,684)	(4,150)
Depreciation [Member] | Corporate Building [Member]
Right-of-use assets [Abstract]
Balance, beginning of period		(13,167)		(2,633)
Disposals		21,070	[2]	0
Depreciation		7,903		10,534
Balance, end of period		$ 0		$ (13,167)	$ (2,633)

[1]	It corresponds to the cancellation of lease agreements for warehouses used for the storage business.
[2]	It corresponds to the cancellation of the lease agreement of Torre Latino y Cuspide in August, pursuant to the accord and satisfaction contract in payment of 5 real properties with Fibra FUNO (see note 9a). Moreover, as part of the contract, Fibra FUNO accepts to liquidate the credit in benefit of Banco de Bajio in the amount of $22,000, which gave rise to a loss on the transaction in the amount of $57,804 (see Note 19).